Advances from the Federal Home Loan Bank (Tables)	12 Months Ended
Jun. 30, 2018
Advances from the Federal Home Loan Bank [Abstract]
Schedule of advances from the federal home loan bank
Maturing year ending June 30
(in thousands)
2019	$52,349
2020	189
2021	142
2022	107
2023	79
2024	59
2025	43
2026-2032	84
$53,052